Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 8- Related Party Transactions

Notes Payable

	September 30, 2020	June 30, 2020

Note payable to a stockholder in which the $200,000 principal plus $10,000 of interest was payable in December 2019. Borrowings under the note increased to $400,000 and the maturity was extended to November 2021. The note bears interest at 6% interest and is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 400,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.

	$400,000	$400,000

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payments are subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain pre-acquisition withholding tax issues of Concepts and Solutions.	1,030,079	1,030,079

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Note was amended in March 2020 by increasing the available borrowings to $1,225,000 and extending the maturity to March 2022. Interest is payable in cash or common stock, at the holder's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 1,000,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	1,225,000	1,225,000

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Interest is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 200,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	200,000	200,000

Note payable to a stockholder in which the note principal plus interest at 10% is payable the earlier of 60 days after invoicing a certain customer, or April 2021, due to an extension granted by the lender. The note is collateralized by a security interest in a certain customer purchase order.	385,000	385,000

Other short term payables due to stockholders and related parties	74,323	107,733

Total Related Party Notes Payable and Other Payables	3,314,402	3,347,812
Current Portion of Related Party Notes Payable and Other Payables	1,239,402	1,272,812

Long-term Portion of Related Party Notes Payable and Other Payables	$2,075,000	$2,075,000

Future maturities of related party notes payable are as follows:

Period ending September 30,
2021	$ 1,239,402
2022	2,075,000
$3,314,402

Leases

The Company leases property used in operations from a related party under terms of a financing lease. The term of the lease expires on December 31, 2021. The monthly lease payment is $1,500 plus maintenance and property taxes, as defined in the lease agreement. Rent expense for this lease was $4,500 for the three months ended September 30, 2020 and 2019, respectively.

Other Agreements

A related party collateralizes the Company's short-term note with a certificate of deposit in the amount of $274,900, held at the same bank. The related party will receive a $7,500 collateral fee for this service (see Note 6).

Note 6 - Related Party Transactions

Notes Payable

The Company's notes payable obligations to related parties are as follows:

	June 30, 2020	June 30, 2019

Note payable to a stockholder in which the $200,000 principal plus $10,000 of interest was payable in December 2019. Borrowings under the note increased and the maturity was extended to November 2021. The note bears interest at 6% interest and is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 400,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.

	400,000	$ 200,000

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payments are subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain pre-acquistion withholding tax issues of Concepts and Solutions.	1,030,079	-

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Note was amended in March 2020 by increasing the balance by $225,000 and extending the maturity to March 2022. Interest is payable in cash or common stock, at the holders option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 1,000,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	1,225,000	-

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Interest is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 200,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	200,000	-

Note payable to a stockholder in which the note principal plus interest at 10% is payable the earlier of 60 days after invoicing a certain customer, or August 20, 2020. On August 20, 2020, the interest on the note was paid and the note was renewed with an extension of the maturity date to March 30, 2021. The note is collateralized by a security interest in a certain customer purchase order.	385,000	-

Other short term payables due to stockholders and related parties	107,733	-

Total Related Party Notes Payable and Other Payables	3,347,812	200,000

Current Portion of Related Party Notes Payable and Other Payables	1,272,812	200,000

Long-term Portion of Related Party Notes Payable and Other Payables	2,075,000	$ -

Leases

The Company leases property used in operations from a related party under terms of an operating lease. The term of the lease expires on December 31, 2021. The monthly lease payment is $1,500 plus maintenance and property taxes, as defined in the lease agreement. Rent expense for this lease was $18,000 and $9,000 for the years ended June 30, 2020 and 2019, respectively.

The Company leases a vehicle from related parties under a financing lease (Note 4). The Company is paying the lease payments directly to the creditors, rather than the lessor. The leased vehicle is used in operations for deliveries and installations.

Other Agreements

A related party collateralizes the Company’s short-term note with a certificate of deposit in the amount of $274,900, held at the same bank. The related party will receive a $7,500 collateral fee for this service (see Note 4).